Guarantors - Additional Information (Detail) (USD $) In Millions, unless otherwise specified								1 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Guarantors [Member]	Dec. 31, 2012 Guarantors [Member]	Mar. 31, 2013 Non-Guarantors [Member]	Dec. 31, 2012 Non-Guarantors [Member]	Mar. 31, 2013 CyrusOne LP [Member]	Dec. 31, 2012 CyrusOne LP [Member]	Jan. 31, 2013 IPO [Member]	Jan. 31, 2013 IPO [Member] Subsequent Event [Member]	Jan. 31, 2013 CyrusOne Inc. and CyrusOne GP [Member]	Jan. 31, 2013 CyrusOne Inc. and CyrusOne GP [Member] Subsequent Event [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member]
Guarantee Obligations Recourse Provisions [Line Items]
Senior Notes outstanding	$ 525.0											$ 525.0	$ 525.0
Amount received from initial public offering of common stock, net of underwriter's discount								$ 337.1	$ 337.1
Combined interest held on completion of transactions										33.90%	33.90%
General partner interest in CyrusOne LP						1.00%	1.00%
CyrusOne LP's ownership percentage		100.00%	100.00%	100.00%	100.00%
CyrusOne LLC with CyrusOne Foreign Holdings LLC's ownership percentage				100.00%	100.00%